Segment and Related Information	9 Months Ended
Sep. 30, 2015
Segment and Related Information
3.	Segment and Related Information

Effective June 1, 2015, in connection with the spinoff and acquisition transactions, Talen Energy Supply is organized in two segments: East and West, primarily based on geographic location and energy market characteristics. Prior to the spinoff and acquisition, Talen Energy Supply operated within a single segment.

The East segment consists primarily of competitive generation in PJM and wholesale, retail, marketing and trading activities in the eastern U.S. and the legacy Talen Energy Supply coal fired facility, Colstrip, in Montana. As such, the East segment includes all legacy Talen Energy Supply operations and from June 1, 2015, the Raven operations that were acquired from the Riverstone Holders. Although all of the legacy single segment’s activity is still included in one segment (East), segment information for periods prior to the spinoff has been revised to reflect the current period presentation as the measurement of segment performance has changed. Previously, net income was used as the measure of segment performance. Beginning in June 2015, operating income and certain non-GAAP measures are used as measures of segment performance. As the Sapphire portfolio is classified as discontinued operations its results are not included in the East segment’s operating income, but the Sapphire portfolio assets are included with the East segment’s assets.

The West segment consists of the competitive generation and wholesale activities related to the Jade operations that were acquired from the Riverstone Holders on June 1, 2015, which are located in ERCOT.

“Other” primarily includes wages, benefits, services, certain insurance, rent and financing costs incurred primarily at Talen Energy Supply, which have not been allocated or assigned to the segments, and is presented to reconcile segment information to consolidated results.

Financial data for the segments and reconciliation to consolidated results for the periods ended September 30 are:

	Nine Months
	2015	2014
Income Statement Data
Revenues from external customers (a)
East	$3,305	$1,653
West	125	—

Total	$3,430	$1,653

Operating Income (Loss)
East	$132	$307
West	18	—
Other	(184)	(181)

Total	$(34)	$126

	September 30, 2015	December 31, 2014
Balance Sheet Data
Assets
East	$11,128	$10,468
West	1,066	—
Other (b)	60	292

Total Assets	$12,254	$10,760

(a)	Includes unrealized gains and losses from derivatives. See Note 13 for additional information.
(b)	Primarily consists of unallocated items, including cash, and PP&E.